Borrowings (Details) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	$ 22,271,559	$ 23,900,248
Total current borrowings	1,259,464	475,246
Total Borrowings	23,531,023	24,375,494	$ 9,595,720	$ 11,869,515
Borrowing fair Value	23,273,939	24,779,828
Non-convertible notes [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	21,384,528	22,583,329
Borrowing fair Value	21,284,157	22,959,879
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	1,716,778	1,577,947
Borrowing fair Value	1,560,065	1,605,731
AABE Debts [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	128,513	130,591
Borrowing fair Value	128,513	130,591
Loans with non-controlling interests [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	65,833	44,341
Borrowing fair Value	65,833	44,341
Finance leases [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	15,204	22,407
Borrowing fair Value	15,204	22,407
Bank Overdrafts [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings	220,167	10,416
Borrowing fair Value	220,167	10,416
Related parties [Member]
Disclosure of detailed information about borrowings [line items]
Total Borrowings		6,463
Borrowing fair Value		$ 6,463